SHAREHOLDERS' EQUITY - Preferred Shares - GH Group (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Dividends recorded	$ 6,329,991
GH Group
SHAREHOLDERS' EQUITY
Maximum period for increase in the dividend rate	54 months
GH Group | Series A Preferred Stock
SHAREHOLDERS' EQUITY
Authorized number of Preferred Shares	45,000,000
Cumulative dividend rate	15.00%
Percentage of increase in dividend rate	5.00%
Preferred shares issued	0	0
Preferred shares outstanding	0	0
GH Group | Series B Preferred Stock
SHAREHOLDERS' EQUITY
Authorized number of Preferred Shares	55,000
Cumulative dividend rate	20.00%
Percentage of increase in dividend rate	2.50%
Preferred shares issued	49,969	49,969
Preferred shares outstanding	49,969	49,969
GH Group | Series C Preferred Stock
SHAREHOLDERS' EQUITY
Authorized number of Preferred Shares	5,000
Cumulative dividend rate	20.00%
Percentage of increase in dividend rate	2.50%
Preferred shares issued	5,000	4,700
Preferred shares outstanding	5,000	4,700
GH Group | Series D Preferred Stock
SHAREHOLDERS' EQUITY
Authorized number of Preferred Shares	15,000
Cumulative dividend rate	15.00%
Percentage of increase in dividend rate	5.00%
Preferred shares issued	15,000	0
Preferred shares outstanding	15,000	0
GH Group | Preferred Shares
SHAREHOLDERS' EQUITY
Authorized number of Preferred Shares	50,000,000
Dividends recorded	$ 12,649,121	$ 5,835,131